UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Anchor Bolt Capital, LP
Address:  300 North LaSalle St.
          Suite 1875
          Chicago, IL 60654

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sean Stephens
Title:    Chief Financial Officer and Chief Compliance Officer
Phone:    (312) 477-2700

Signature, Place, and Date of Signing:

      /s/ Sean Stephens                Chicago, IL            February 14, 2013
      -----------------                -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           63
                                         -----------

Form 13F Information Table Value Total:  $   114,200
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AGCO CORP                         COM             001084102       3,028      61,636 SH       SOLE       0         61,636      0    0
ALASKA AIR GROUP INC              COM             011659109         683      15,842 SH       SOLE       0         15,842      0    0
AMERICAN RAILCAR INDS INC         COM             02916P103         306       9,634 SH       SOLE       0          9,634      0    0
ASTEC INDS INC                    COM             046224101         647      19,406 SH       SOLE       0         19,406      0    0
AURICO GOLD INC                   COM             05155C105         403      49,272 SH       SOLE       0         49,272      0    0
AMERICAN AXLE & MFG HLDGS IN      COM             024061103       2,382     212,679 SH       SOLE       0        212,679      0    0
AMERICAN AXLE & MFG HLDGS IN      COM             024061103       6,238       5,570     CALL SOLE       0          5,570      0    0
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109       4,953     106,858 SH       SOLE       0        106,858      0    0
CF INDS HLDGS INC                 COM             125269100       4,664      22,958 SH       SOLE       0         22,958      0    0
CLIFFS NATURAL RESOURCES INC      COM             18683K101       3,234      83,838 SH       SOLE       0         83,838      0    0
COPA HOLDINGS SA                  CL A            P31076105       2,215      22,274 SH       SOLE       0         22,274      0    0
COOPER TIRE & RUBR CO             COM             216831107       3,140     123,816 SH       SOLE       0        123,816      0    0
DELTA AIR LINES INC DEL           COM NEW         247361702       3,032     255,428 SH       SOLE       0        255,428      0    0
DANA HLDG CORP                    COM             235825205       3,080     197,288 SH       SOLE       0        197,288      0    0
DELPHI AUTOMOTIVE PLC             SHS             G27823106       1,244      32,526 SH       SOLE       0         32,526      0    0
DENBURY RES INC                   COM NEW         247916208         683      42,142 SH       SOLE       0         42,142      0    0
EOG RES INC                       COM             26875P101       3,143      26,024 SH       SOLE       0         26,024      0    0
EQT CORP                          COM             26884L109       1,100      18,644 SH       SOLE       0         18,644      0    0
ENSCO PLC                         SHS CLASS A     G3157S106       1,697      28,626 SH       SOLE       0         28,626      0    0
FORD MTR CO DEL                   COM PAR $0.01   345370860       3,911     301,986 SH       SOLE       0        301,986      0    0
FREEPORT-MCMORAN COPPER & GO      COM             35671D857       2,131      62,296 SH       SOLE       0         62,296      0    0
FLUOR CORP NEW                    COM             343412102         901      15,340 SH       SOLE       0         15,340      0    0
FOSTER WHEELER AG                 COM             H27178104         606      24,930 SH       SOLE       0         24,930      0    0
GOLD FIELDS LTD NEW               SPONSORED ADR   38059T106       1,927     154,304 SH       SOLE       0        154,304      0    0
GOLDCORP INC NEW                  COM             380956409       1,951      53,170 SH       SOLE       0         53,170      0    0
GENERAL MTRS CO                   COM             37045V100       3,096     107,384 SH       SOLE       0        107,384      0    0
GENERAL MOLY INC                  COM             370373102          89      22,282 SH       SOLE       0         22,282      0    0
GATX CORP                         COM             361448103       2,082      48,086 SH       SOLE       0         48,086      0    0
GRAPHIC PACKAGING HLDG CO         COM             388689101       2,334     361,247 SH       SOLE       0        361,247      0    0
GRANITE CONSTR INC                COM             387328107         453      13,466 SH       SOLE       0         13,466      0    0
H & E EQUIPMENT SERVICES INC      COM             404030108         737      48,920 SH       SOLE       0         48,920      0    0
HESS CORP                         COM             42809H107       1,164      21,970 SH       SOLE       0         21,970      0    0
HOLLYFRONTIER CORP                COM             436106108         770      16,544 SH       SOLE       0         16,544      0    0
HONEYWELL INTL INC                COM             438516106       3,890      61,296 SH       SOLE       0         61,296      0    0
KBR INC                           COM             48242W106       1,601      53,526 SH       SOLE       0         53,526      0    0
KAPSTONE PAPER & PACKAGING C      COM             48562P103         698      31,466 SH       SOLE       0         31,466      0    0
U S AIRWAYS GROUP INC             COM             90341W108       2,577     190,918 SH       SOLE       0        190,918      0    0
LEAR CORP                         COM NEW         521865204       1,395      29,786 SH       SOLE       0         29,786      0    0
CHENIERE ENERGY INC               COM NEW         16411R208       1,468      78,158 SH       SOLE       0         78,158      0    0
LOUISIANA PAC CORP                COM             546347105         954      49,380 SH       SOLE       0         49,380      0    0
LYONDELLBASELL INDUSTRIES N       SHS - A -       N53745100       2,469      43,254 SH       SOLE       0         43,254      0    0
MCDERMOTT INTL INC                COM             580037109         476      43,236 SH       SOLE       0         43,236      0    0
MOSAIC CO NEW                     COM             61945C103         478       8,436 SH       SOLE       0          8,436      0    0
MANITOWOC INC                     COM             563571108       1,836     117,094 SH       SOLE       0        117,094      0    0
NATIONAL OILWELL VARCO INC        COM             637071101       1,114      16,298 SH       SOLE       0         16,298      0    0
NUCOR CORP                        COM             670346105         252       5,844 SH       SOLE       0          5,844      0    0
OASIS PETE INC NEW                COM             674215108       2,181      68,584 SH       SOLE       0         68,584      0    0
ROWAN COMPANIES PLC               SHS CL A        G7665A101         765      24,462 SH       SOLE       0         24,462      0    0
TRANSOCEAN LTD                    REG SHS         9D2888CA4         435       9,746 SH       SOLE       0          9,746      0    0
RENTECH INC                       COM             760112102         879     334,210 SH       SOLE       0        334,210      0    0
SPIRIT AIRLS INC                  COM             848577102       1,999     112,752 SH       SOLE       0        112,752      0    0
THOMPSON CREEK METALS CO INC      COM             884768102         136      32,700 SH       SOLE       0         32,700      0    0
TENNECO INC                       COM             880349105       2,177      62,012 SH       SOLE       0         62,012      0    0
TRINITY INDS INC                  COM             896522109       4,883     136,322 SH       SOLE       0        136,322      0    0
TRW AUTOMOTIVE HLDGS CORP         COM             87264S106       1,208      22,533 SH       SOLE       0         22,533      0    0
TESORO CORP                       COM             881609101       1,271      28,848 SH       SOLE       0         28,848      0    0
TITAN INTL INC ILL                COM             88830M102         317      14,602 SH       SOLE       0         14,602      0    0
UNION PAC CORP                    COM             907818108       1,891      15,042 SH       SOLE       0         15,042      0    0
UNITED RENTALS INC                COM             911363109       2,518      55,306 SH       SOLE       0         55,306      0    0
VALERO ENERGY CORP NEW            COM             91913Y100         915      26,804 SH       SOLE       0         26,804      0    0
WHIRLPOOL CORP                    COM             963320106       2,874      28,248 SH       SOLE       0         28,248      0    0
UNITED STATES STL CORP NEW        COM             912909108       1,231      51,630 SH       SOLE       0         51,630      0    0
UNITED STATES STL CORP NEW        COM             912909108       1,288         540     CALL SOLE       0            540      0    0